FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedue of Assets and Liabilities Carried At Fair Value on Recurring Basis

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, on the consolidated balance sheet:

	December 31, 2020	June 30, 2021
	(U.S. $ in thousands)
	Level 2	Level 2
Assets:
Marketable securities	$42,291	$42,853
Foreign currency exchange derivative instrument	295	86
Total Financial Assets	$42,586	$42,939

Liabilities:
Foreign currency exchange derivative instruments	8	64
Total Financial Liabilities	$8	$64